Document and Entity Information	12 Months Ended
Dec. 27, 2022
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Texas Roadhouse, Inc.
Entity Central Index Key	0001289460
Amendment Flag	false